Stockholders' Equity (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	May 08, 2015	Jul. 31, 2016	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 17, 2018
Stockholders' Equity Note [Abstract]
Common stock, shares authorized			200,000,000	200,000,000	200,000,000	200,000,000	50,000,000
Common stock, shares issued			2,078,595	2,078,595	1,012,170	501,907
Common stock, shares outstanding			2,078,595	2,078,595	1,012,170	501,907
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued			0	0	0	0
Preferred stock, shares outstanding			0	0	0	0
Convertible preferred stock, beneficial conversion feature recognized as deemed dividend		$ 332,550		$ 332,550
Proceeds from issuance of units under initial public offering gross	$ 171
Proceeds from issuance of units under initial public offering net	$ 121
Stock and warrants issued during period shares initial public offering purchase price per unit	$ 6.00
Share-based compensation, tax benefit from compensation expense				$ 0	$ 0
Employee service share-based compensation, non-vested awards, compensation cost not yet recognized, total					$ 22
Employee service share-based compensation, non-vested awards, compensation cost not yet recognized, period for recognition					1 year 2 months 1 day
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value					$ 1,088,978	$ 1,140,079
Share-based compensation arrangement by share-based payment award, options, grants in period, gross			16,380	51,164	58,546	78,465